Document and Entity Information (USD $)	6 Months Ended
	May 31, 2012	Jul. 12, 2012
Document And Entity Information
Entity Registrant Name	Commonwealth Realty Partners, Inc.
Entity Central Index Key	0001477130
Document Type	S-11
Document Period End Date	May 31, 2012
Amendment Flag	true
Amendment Description	This amendment is being filed to include the quarter ended May 31, 2012 financial information.
Current Fiscal Year End Date	--11-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 0
Entity Common Stock, Shares Outstanding		10,000,000
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2011